SUPPLEMENT DATED NOVEMBER 1, 2000 TO PROSPECTUS DATED
OCTOBER 23, 2000
Olympia XT
Individual Variable and Fixed Annuity Contract  -  Flexible Purchase Payments
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PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
Philadelphia, Pennsylvania 19172 o Telephone (800) 523-0650
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The Expenses table on page 4 of the prospectus is replaced with the following table.

EXPENSES

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments...............................................................  None
Maximum Contingent Deferred Sales Charge.................................  8% of purchase payments withdrawn(a)
Transfer Fee..........................................................................................  None
Maximum Annual Contract Administration Charge.........................................................   $40(b)
Separate Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charge....................................................................  1.25%
Contract Administration Charge.......................................................................  0.15%
                                                                                                       -----
Total Separate Account Annual Expenses (Without Rider)...............................................  1.40%
Enhanced Guaranteed Minimum Death Benefit Rider (Optional)...........................................  0.20%(c)
                                                                                                       -----
Total Separate Account Annual Expenses (With Rider) .................................................  1.60%

(a) The charge decreases to zero in the tenth year. See What Charges Do I Pay? in this Prospectus.
(b) You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $100,000.
(c) If eligible, you may purchase an Enhanced Guaranteed Minimum Death Benefit Rider with your Contract. The current annual charge for the Rider will never be more than 0.25%. See What Charges Do I Pay? in this Prospectus.



The second sentence on page 24 under the caption Enhanced Guaranteed Minimum Death Benefit - Step Up (Optional) is amended to read:

The charge is currently 0.20% of the average annual Variable Account Value, but may be raised to a maximum rate of 0.25% at the discretion of Penn Mutual.